S I M P S O N     T H A C H E R     &     B A R T L E T T     L L P

425 Lexington Avenue

New York, N.Y. 10017-3954

(212) 455-2000

Facsimile (212) 455-2502

VIA EDGAR

January 18, 2012

Re:	CHC Helicopter S.A.
and Guarantors
Registration Statement on Form S-4

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

On behalf of CHC Helicopter S.A., a public limited company (société anonyme) incorporated under the laws of the Grand Duchy of Luxembourg (the “Issuer”), and the additional registrants listed therein (collectively, the “Guarantors,” and together with the Issuer, the “Registrants”), we hereby transmit for filing by direct electronic transmission under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement on Form S-4 (the “S-4 Registration Statement”), together with certain exhibits thereto, relating to the Issuer’s offer to exchange $1,100,000,000 aggregate principal amount of its 9.250% Senior Secured Notes due 2020 (the “Exchange Notes”) for any and all of its outstanding 9.250% Senior Secured due 2020 that were issued on October 4, 2010 (the “Outstanding Notes”), which were offered and sold in reliance upon Rule 144A and Regulation S under the Securities Act. The Outstanding Notes are, and the Exchange Notes will be, guaranteed by the Guarantors, who are also registrants under the S-4 Registration Statement.

The Registrants are registering the exchange offer on the S-4 Registration Statement in reliance on the position of the Securities and Exchange Commission (the “Commission”) enunciated in Exxon Capital Holdings Corporation, available May 13, 1988 (“Exxon Capital”), Morgan Stanley & Co., Incorporated, available June 5, 1991 (regarding resales) and Shearman & Sterling, available July 2, 1993 (with respect to the participation of broker-dealers.) The Registrants have further authorized us to include the following representations to the Staff of the Commission:

1. The Registrants have not entered into any arrangement or understanding with any person to distribute the Exchange Notes and, to the best of each of the Registrants’ information and belief without independent investigation, each person participating in the exchange offer is acquiring the Exchange Notes in its ordinary course of business and is not engaged in, does not intend to engage in, and has no arrangement or understanding with any person to participate in, the distribution of the Exchange Notes. In this regard, the Registrants will disclose to each person participating in the exchange offer that if such person is participating in the exchange offer for the purpose of distributing the Exchange Notes, such person (i) could not rely on the staff position enunciated in Exxon Capital or interpretive letters to similar

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effect and (ii) must comply with registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction. Each Registrant acknowledges that such a secondary resale transaction by such person participating in the exchange offer for the purpose of distributing the Exchange Notes should be covered by an effective registration statement containing the selling security holder information required by Item 507 of Regulation S-K.

2. No broker-dealer has entered into any arrangement or understanding with the Registrants or an affiliate of the Registrants to distribute the Exchange Notes. The Registrants will disclose to each person participating in the exchange offer (through the exchange offer prospectus) that any broker-dealer who receives the Exchange Notes for its own account pursuant to the exchange offer may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those Exchange Notes. The Registrants will also include in the letter of transmittal to be executed by each holder participating in the exchange offer that each broker-dealer that receives the Exchange Notes for its own account pursuant to the exchange offer must acknowledge that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those Exchange Notes and that by so acknowledging and delivering a prospectus, the broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

Please be advised that, by letter from the undersigned, dated the date hereof (the “Confidentiality Request”), on behalf of the Registrants, we have requested confidential treatment under Rule 406 of the Securities Act (“Rule 406”) for certain portions of Exhibits 10.3, 10.4 and 10.5 to the S-4 Registration Statement. We are delivering a copy of the Confidentiality Request to your office in accordance with Rule 406.

The filing fee for the S-4 Registration Statement in the amount of $126,060 has previously been deposited by wire transfer of same day funds to the Commission’s account at US Bank.

If you have any questions on the above-referenced S-4 Registration Statement, please contact Edward P. Tolley III at (212) 455-3189 or Patrick M. Baron at (212) 455-7215.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP